OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Tax receivables	$ 8,156	$ 3,997
Prepaid expenses	8,265	14,170
Accrued interest on bank deposits and other receivables	5,598	4,585
Other current assets	$ 22,019	$ 22,752